Segmented Information	12 Months Ended
Dec. 31, 2019
Segmented Information
Segmented Information

28.         Segmented Information

The Corporation had two operating segments during the years ended December 31, 2019 and 2018, being firstly mining operations, including care and maintenance of the formerly operating Bellekeno mine, producing silver, lead and zinc in the form of concentrates (suspended in September 2013), as well as exploration, underground development and evaluation activities; and secondly environmental services carried out through AEG, providing consulting and project management services in respect of environmental permitting and compliance and site remediation and reclamation. The Corporation’s executive head office and general corporate administration are included within ‘Corporate and other’ to reconcile the reportable segments to the consolidated financial statements. An operating segment is a component of an entity that engages in business activities, operating results are reviewed by the chief operating decision maker with respect to resource allocation and for which discrete financial information is available. The chief operating decision maker for the Corporation is the Chief Executive Officer. Inter-segment transactions are recorded at amounts that reflect normal third-party terms and conditions, with inter-segment profits eliminated from the cost base of the segment incurring the charge. Revenue from non-Canadian customers of both operating segments was derived primarily from the United States. During the year ended December 31, 2019, AEG charged the Mining segment $830,000 in normal course of business at third-party terms. The profit component of those fees have been eliminated in the below table.

Segmented information as at and for the year ended December 31, 2019 and 2018 is summarized as follows:

As at and for the year ended	Environmental		Corporate and
December 31, 2019	Services	Mining	Other	Total

Segment revenues
External customers
Canadian	$20,076	$—	$—	$20,076
Non-Canadian	9,130	—	—	9,130
Total revenues as reported	29,206	—	—	29,206

Cost of sales	23,130	—	—	23,130
Depreciation and amortization	548	1,244	307	2,099
Share-based compensation	—	—	3,977	3,977
Other G&A expenses	6,871	69	5,314	12,254
Mine site care and maintenance	—	818	—	818
Foreign exchange (gain) loss	5	(5)	41	41
Loss on investments	—	1	2	3
Loss on equity investments	—	—	—	—
Gain on derivative asset	—	(5,489)	—	(5,489)
Other (income) loss	57	78	333	468

Segment income (loss) before taxes	$(1,405)	$3,284	$(9,974)	$(8,095)	(i)

Total assets	$9,509	$125,878	$9,966	$145,353
Total liabilities	$2,898	$12,426	$3,359	$18,683

As at and for year ended	Environmental		Corporate and
December 31, 2018	Services	Mining	Other	Total

Segment revenues
External customers
Canadian	$13,105	$—	$—	$13,105
Non-Canadian	6,775	—	—	6,775
Total revenues as reported	19,880	—	—	19,880

Cost of sales	13,828	—	—	13,828
Depreciation and amortization	165	1,292	105	1,562
Share-based compensation	—	—	2,544	2,544
Other G&A expenses	4,507	86	5,701	10,294
Mine site care and maintenance	—	1,311	—	1,311
Foreign exchange (gain) loss	35	9	(29)	15
Loss on investments		113	459	572
Gain on derivative asset	—	(3,071)	—	(3,071)
Other (income) loss	(8)	68	(241)	(181)

Segment income (loss) before taxes	$1,353	$192	$(8,539)	$(6,994)	(i)

Total assets	$11,462	$113,341	$8,215	$133,018
Total liabilities	$4,116	$10,284	$1,988	$16,388
(i)	Represents consolidated loss before taxes.

For the year ended December 31, 2019, revenue from two customers of the Corporation’s Environmental Services segment represents approximately $15,500,000 of the Corporation’s consolidated revenue.